Taxation (Details 2) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Taxation
Current income tax expenses	¥ (1,018,967)		¥ (387,682)
Deferred tax benefits/(expenses)	(304,336)	$ (42,578)	21,777
Total income tax expenses	¥ (1,323,303)	$ (185,137)	¥ (365,905)
Effective income tax rate	13.70%	13.70%	15.00%